Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Revenue Recognition
Fee-for-service revenue, net of contractuals	$ 1,519,731,000	$ 1,395,884,000	$ 2,783,303,000	$ 4,539,588,000	$ 3,980,835,000	$ 5,266,998,000
Subsidies and fees	171,477,000	133,256,000	362,736,000	446,673,000	400,226,000	567,634,000
Revenue, net of contractuals	1,691,208,000	1,529,140,000	3,146,039,000	4,986,261,000	4,381,061,000	5,834,632,000
Provision for uncompensated care	(735,320,000)	(708,329,000)	(1,260,228,000)	(2,242,794,000)	(1,952,858,000)	(2,534,511,000)
Net revenue	955,888,000	820,811,000	1,885,811,000	2,743,467,000	2,428,203,000	3,300,121,000
Revenue Recognition
Increase (decrease) in contractual discount or uncompensated care provisions	1,100,000	(1,600,000)		200,000	(6,300,000)
Medicare
Revenue Recognition
Fee-for-service revenue, net of contractuals	231,042,000	195,111,000	427,627,000	700,823,000	577,311,000	767,012,000
Medicaid
Revenue Recognition
Fee-for-service revenue, net of contractuals	51,991,000	47,723,000	113,345,000	155,055,000	141,050,000	186,568,000
Commercial insurance and managed care
Revenue Recognition
Fee-for-service revenue, net of contractuals	590,924,000	541,542,000	1,148,608,000	1,719,642,000	1,559,170,000	2,092,062,000
Self-pay
Revenue Recognition
Fee-for-service revenue, net of contractuals	$ 645,774,000	$ 611,508,000	$ 1,093,723,000	$ 1,964,068,000	$ 1,703,304,000	$ 2,221,356,000
Minimum | Self-pay
Revenue Recognition
Treatment period				30 days
Bills and notifications period				90 days
Maximum | Self-pay
Revenue Recognition
Treatment period				60 days
Bills and notifications period				120 days